ADOPTION IMPACT OF NEW REVENUE STANDARD - Income Statement Impact (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
REVENUES
Sale of vacation ownership products									$ 757	$ 623	$ 693
Resort management and other services									279	278	269
Financing									135	127	125
Rental									262	252	260
Cost reimbursements									750	720	720
TOTAL REVENUES	$ 562	$ 530	$ 563	$ 528	$ 484	$ 452	$ 442	$ 622	2,183	2,000	2,067
EXPENSES
Cost of vacation ownership products									194	163	218
Marketing and sales									395	340	317
Resort management and other services									155	157	163
Financing									18	19	21
Rental									223	212	211
Litigation settlement									4	(1)	0
Administrative expenses									110	105	106
Organizational and separation related									0	0	1
Consumer financing interest									25	24	25
Royalty fee									63	61	59
Impairment									0	0	1
Cost reimbursements									750	720	720
TOTAL EXPENSES	504	461	489	483	418	416	424	542	1,937	1,800	1,842
Gains and other income, net									6	11	10
Interest expense									(10)	(9)	(13)
Other									(2)	(4)	(8)
INCOME BEFORE INCOME TAXES									240	198	214
Benefit (provision) for income taxes									(5)	(76)	(87)
NET INCOME	$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	$ 235	$ 122	$ 127
Earnings per share - Basic (in usd per share)	$ 4.21	$ 1.74	$ 1.76	$ 1.02	$ 1.51	$ 0.90	$ 0.23	$ 1.79	$ 8.70	$ 4.37	$ 4.04
Earnings per share - Diluted (in usd per share)	$ 4.10	$ 1.70	$ 1.72	$ 1.00	$ 1.48	$ 0.89	$ 0.23	$ 1.75	$ 8.49	$ 4.29	$ 3.95
As Reported | Accounting Standards Update 2014-09
REVENUES
Sale of vacation ownership products									$ 728	$ 638	$ 675
Resort management and other services									306	300	293
Financing									135	126	124
Rental									323	312	313
Cost reimbursements									460	432	406
TOTAL REVENUES									1,952	1,808	1,811
EXPENSES
Cost of vacation ownership products									178	155	204
Marketing and sales									409	353	330
Resort management and other services									172	174	180
Financing									18	19	21
Rental									281	261	260
Litigation settlement									4	(1)
Administrative expenses									110	105	106
Organizational and separation related											1
Consumer financing interest									25	24	25
Royalty fee									63	61	59
Impairment											1
Cost reimbursements									460	432	406
TOTAL EXPENSES									1,720	1,583	1,593
Gains and other income, net									6	11	10
Interest expense									(10)	(9)	(13)
Other									(2)	(4)	(8)
INCOME BEFORE INCOME TAXES									226	223	207
Benefit (provision) for income taxes									1	(86)	(84)
NET INCOME									$ 227	$ 137	$ 123
Earnings per share - Basic (in usd per share)									$ 8.38	$ 4.93	$ 3.90
Earnings per share - Diluted (in usd per share)									$ 8.18	$ 4.83	$ 3.82
Adjustments | Accounting Standards Update 2014-09
REVENUES
Sale of vacation ownership products									$ 29	$ (15)	$ 18
Resort management and other services									(27)	(22)	(24)
Financing									0	1	1
Rental									(61)	(60)	(53)
Cost reimbursements									290	288	314
TOTAL REVENUES									231	192	256
EXPENSES
Cost of vacation ownership products									16	8	14
Marketing and sales									(14)	(13)	(13)
Resort management and other services									(17)	(17)	(17)
Financing									0	0	0
Rental									(58)	(49)	(49)
Litigation settlement									0	0
Administrative expenses									0	0	0
Organizational and separation related											0
Consumer financing interest									0	0	0
Royalty fee									0	0	0
Impairment											0
Cost reimbursements									290	288	314
TOTAL EXPENSES									217	217	249
Gains and other income, net									0	0	0
Interest expense									0	0	0
Other									0	0	0
INCOME BEFORE INCOME TAXES									14	(25)	7
Benefit (provision) for income taxes									(6)	10	(3)
NET INCOME									$ 8	$ (15)	$ 4
Earnings per share - Basic (in usd per share)									$ 0.32	$ (0.56)	$ 0.14
Earnings per share - Diluted (in usd per share)									$ 0.31	$ (0.54)	$ 0.13